DEBT OBLIGATIONS	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The carrying value of the Company’s outstanding debt consisted of the following (in thousands, except for interest rate):

		December 31,
	Interest Rate	2024	2023
Senior secured term loans
Prior Loan Agreement	13.13%	$—	$57,322
2029 Senior Secured Term Loan	12.9%	100,000	—
Convertible loans	9.5%-10%	5,000	61,150
Notes payable	8%	1,519	1,519
Total		106,519	119,991
Unamortized debt discount, issue cost, and beneficial conversion factor		(69,484)	(1,566)
Total debt, including current obligations		37,035	118,425
Current portion of long-term debt		(4,767)	(112,241)
Total long-term debt		$32,268	$6,184
Prior Loan Agreement
In March 2021, the Company refinanced its outstanding senior secured term loan of $77.0 million and the accrued interest of $8.3 million for an additional $25.0 million at the stated interest rate of 13.13% (“Prior Loan Agreement”). The resulting aggregate principal amount was $110.3 million and the amended loan was due to mature on April 26, 2024. The principal was repayable semi-annually commencing on December 31, 2021 and the interest was payable monthly. The Company issued 162,338 warrants to purchase the Company's common stock to the lender at an exercise price of $14.50. The loan had an effective interest rate of 14.5%.
On April 26, 2024, the Company entered into an agreement to extend the maturity of the Prior Loan Agreement to June 17, 2024. Additionally, the Company extended the expiration of 662,338 outstanding warrants to purchase shares of common stock previously issued in connection with the Prior Loan Agreement to September 30, 2024 from April 26, 2024, resulting in an incremental debt discount of $0.5 million. On June 17, 2024, the Company paid the outstanding principal and interest of $57.3 million and $0.4 million, respectively.
The Company recognized $4.8 million, $12.2 million and $14.7 million of interest expense related to the senior secured term loan during the years ended December 31, 2024, 2023 and 2022, including $1.3 million, $1.3 million and $1.2 million related to the accretion of the debt discounts and deferred financing costs, respectively.
2029 Senior Secured Term Loan
On August 21, 2024, the Company entered into a five year loan agreement (the “2029 Senior Secured Term Loan”) for an aggregate principal amount of $100 million at a stated interest rate of 12.90% per annum payable quarterly. The Company received net proceeds of $95 million after deducting upfront fees. Prior to the second anniversary of the loan, the lenders may, at their sole discretion, make additional term loans to the Company in an aggregate amount of up to $100 million. The 2029 Senior Secured Term Loan matures on August 21, 2029.
In connection with the 2029 Senior Secured Term Loan, the Company issued to the lenders warrants to purchase up to 2,277,338 and 1,518,226 shares of common stock with an exercise price equal to $7.15 and $8.55 per share, respectively, with an expiration date of August 21, 2032. The warrants include a cashless exercise feature, anti-dilution protection, a put right for unexercised warrants under certain conditions and an automatic exercise requirement immediately prior to expiration.
The warrants provide that at any time following the earlier of (i) an event of default, as defined in the loan agreement, or repayment in full of the 2029 Senior Secured Term Loan and (ii) the sixth anniversary of the loan agreement, the lenders, have the right, but not the obligation, to require the Company to redeem any unexercised portion of the warrants for a purchase price equal to its fair value. The put right terminates upon completion of a “Qualified IPO,” which is defined as an underwritten public offering by the Company of its common equity interests (a) that results in a publicly traded float of at least $500 million as of the date of the initial public offering and (b) where the aggregate primary and secondary offering proceeds, net of underwriting discounts and commissions, are at least $250 million.
The puttable warrants issued with debt are accounted for as a liability carried at fair value subject to remeasurement at each balance sheet date, with any change in the fair value recognized as a component of non-operating income (expense) in the consolidated statements of operations. A portion of the 2029 Senior Secured Term Loan was attributed to the puttable warrants which at the time of issuance had been valued at $59.5 million. As of December 31, 2024, the fair value of the puttable warrants was determined to be $64.2 million. The Company determined the initial and subsequent fair value measurements of the warrant liability using a Black-Scholes valuation model (see Note 15 - Fair Value).
The initial fair value of the puttable warrants was recorded as a debt discount which is being amortized, together with debt issuance costs amounting to $5.8 million, to interest expense using the effective interest method over the life of the loan at an effective interest rate of 52.6%.
The 2029 Senior Secured Term Loan contains a number of covenants that restrict the Company and its certain subsidiaries to incur additional indebtedness and liens; enter into certain affiliate transactions; consolidate, merge, dissolve, or make certain other organizational changes; sell or otherwise dispose of all or substantially all of the Company’s assets; and provide equity payments, including dividends or other distributions. The 2029 Senior Secured Term Loan agreement contains additional customary affirmative and negative covenants, and representations and warranties. The Company and certain subsidiaries are bound by affirmative covenants setting forth actions that are required during the term of the loan, including certain information delivery requirements, obligations to maintain certain insurance, and certain notice requirements. The Company's failure to comply with these obligations may result in an event of default which if not cured or waived could accelerate the Company's obligations.
The Company recognized $5.9 million of interest expense related to the 2029 Senior Secured Term Loan since commencement of the loan to December 31, 2024, including $1.1 million related to the accretion of the debt discounts and deferred financing costs.
Convertible loans
During 2021, the Company issued $56.2 million of convertible promissory notes to existing stockholders and third-party investors. The notes have a three-year term from the date of issuance and accrue interest at a fixed rate of 10% per annum; the principal and the unpaid interest due are convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $18.00 per share until maturity. The Company issued 100,000 warrants at an exercise price of $18.00 per share to the Prior Loan Agreement lender for providing consent for the issuance of the convertible notes. The fair value of the warrants was $0.2 million, which was recorded as debt discount and is being amortized over the term of the loan.
During the year ended December 31, 2024, the Company converted the entire $56.2 million of outstanding principal into 3,119,444 shares of common stock at a conversion price of $18.00 per share. The total accrued and unpaid interest was $1.8 million as of the date of conversion, of which the Company converted $1.6 million into 90,755 shares of the Company's common stock and paid cash for the remaining $0.2 million. The Company incurred inducement expense of $1.5 million which represents the interest payable for the period post conversion through original maturity. The Company paid inducement expense of $1.4 million through issuance of 68,006 shares of the Company’s common stock, which represents the fair value of the consideration transferred in excess of the consideration issuable under the original terms of the convertible loan and paid cash for the remaining $0.1 million. Inducement expense is recognized within other, net in the consolidated statement of operations.
During the year ended December 31, 2020, the Company issued a 9.5% convertible loan for $5.0 million to an existing stockholder due five years from the date of issuance. Interest is payable quarterly and the loan is convertible into the Company’s common stock at the option of the holder at a price of $16.00 per share. On issuance of the loan, the Company extended the maturity date of 1,807,847 warrants issued to the lender and its affiliates, and the change in the fair value of the warrants issued amounted to $0.6 million. Should the notes be converted at maturity, the lender will receive a beneficial conversion feature allowing the conversion at 75% of the lowest issue price. The Company recorded the beneficial conversion feature at its intrinsic value of $0.4 million. This was recorded as a debt discount and an addition to additional paid-in capital. On January 1, 2024, the unamortized discount of $0.1 million was charged to additional paid-in capital upon the adoption of ASU 2020-06.
The Company recognized interest expense amounting to $3.0 million and $4.9 million related to the convertible loans including amortization of debt discount and deferred financing cost of $0.4 million for both years ended December 31, 2024 and 2023.
Notes Payable
In December 2023, the Company issued a $1.5 million promissory note at an interest rate of 8% to an existing shareholder due three years from the date of issuance. Interest is payable on a semi-annual basis in cash or shares of the Company’s Common Stock at the price of $20.50 per share at the option of the holder. The Company issued 7,408 warrants to purchase common stock at an exercise price of $20.50 per share to the lender. The fair value of the warrants issued was immaterial, which was recorded as debt discount and is being amortized over the term of the loan. Interest expense was $0.1 million and the amortization of debt discount was immaterial for the year ended December 31, 2024. Interest expense and the amortization of debt discount was immaterial for the period ended December 31, 2023.
The future expected loan repayment related to the senior secured term loan, notes payable and convertible loans as of December 31, 2024 are as follows (in thousands):

Year Ending December 31,
2025	$5,000
2026	1,519
2027	—
2028	—
2029 and thereafter	100,000
106,519
Less: Unamortized debt discount and BCF	(69,484)
Total	$37,035
Interest expense recognized on the senior secured term loans, convertible loans and notes payable, included in interest expense and amortization of debt issuance cost in the consolidated statements of operations, for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Component of interest expense:
Contractual interest	$11,027	$16,886	$19,739
Amortization of debt discount and issuance cost and beneficial conversion factor	2,841	1,881	1,968
Interest expense	$13,868	$18,767	$21,707
Lines of Credit
As of December 31 2024, MIAX Futures maintained two unsecured revolving lines of credit with a bank, one for $6.0 million and another for $4.0 million. Both unsecured lines of credit expire on December 31, 2025. Borrowings bear interest at the bank's prime rate less 0.25% (effective rate of 7.25% as of December 31, 2024 and
8.25% as of December 31, 2023) and have an annual commitment fee of 0.40%. MIAX Futures also maintained a secured line of credit with another bank for $20 million, which expired on August 2, 2024. The line of credit was increased to $40 million in July 2024 and will expire on July 29, 2025. The secured line of credit carries an interest at the bank's prime rate of 7.50% as of December 31, 2024 and 8.50% as of December 31, 2023, and an annual commitment fee of 0.25% through July 2025. At December 31, 2024 and December 31, 2023, there were no amounts outstanding on any lines of credit.
No interest expense was incurred related to the above lines of credit for the years ended December 31, 2024, 2023 and 2022. MIAX Futures is required to maintain certain financial minimums and restrictions. MIAX Futures complied with all such covenants as at December 31, 2024.
As of December 31, 2024, Dorman Trading maintained an unsecured revolving line of credit for $10.0 million at an interest rate equal to the bank's prime rate. If the loans are not repaid when due, the interest rate would be determined by adding 3.0% to the prime rate. There was no amount outstanding as of December 31, 2024 and December 31, 2023 and Dorman Trading did not incur any interest expense during the years ended December 31, 2024, 2023 and 2022.
DEBT OBLIGATIONS
The carrying value of the Company’s outstanding debt consisted of the following (in thousands, except for interest rate):

	Interest Rate	September 30, 2025	December 31, 2024
Senior secured term loans
2029 Senior Secured Term Loan	12.9%	$—	$100,000
Convertible loans	9.5%	5,000	5,000
Notes payable	8.0%	1,519	1,519
Total		6,519	106,519
Unamortized debt discount, issue cost, and beneficial conversion factor		(56)	(69,484)
Total debt, including current obligations		6,463	37,035
Current portion of long-term debt		(4,957)	(4,767)
Total long-term debt		$1,506	$32,268
Prior Loan Agreement
In March 2021, the Company entered into a loan agreement, which as amended, resulted in an aggregate principal amount of $110.3 million (“Prior Loan Agreement”). This loan was due to mature on April 26, 2024. The Company issued 162,338 warrants to purchase the Company’s common stock to the lender at an exercise price of $14.50. The loan had an effective interest rate of 14.5%. On April 26, 2024, the Company entered into an agreement to extend the maturity of the Prior Loan Agreement to June 17, 2024. Additionally, the Company extended the expiration of 662,338 outstanding warrants to purchase shares of common stock previously issued in connection with the Prior Loan Agreement to September 30, 2024 from April 26, 2024, resulting in an incremental debt discount of $0.5 million. On June 17, 2024, the Company paid the outstanding principal and interest of $57.3 million and $0.4 million, respectively.
The Company recognized $4.8 million of interest expense related to the Prior Loan Agreement including $1.3 million related to the accretion of the debt discounts and deferred financing costs during the nine months ended September 30, 2024.
2029 Senior Secured Term Loan
On August 21, 2024, the Company entered into a five year loan agreement (the “2029 Senior Secured Term Loan”) for an aggregate principal amount of $100 million at a stated interest rate of 12.90% per annum payable quarterly. The Company received net proceeds of $95 million after deducting upfront fees. Prior to the second anniversary of the loan, the lenders, at their sole discretion, could make additional term loans to the Company in an aggregate amount of up to $100 million. The 2029 Senior Secured Term Loan was due to mature on August 21, 2029.
In connection with the 2029 Senior Secured Term Loan, the Company issued to the lenders warrants to purchase up to 2,277,338 and 1,518,226 shares of common stock with an exercise price equal to $7.15 and $8.55 per share, respectively, with an expiration date of August 21, 2032. The warrants included a cashless exercise feature, anti-dilution protection, a put right for unexercised warrants under certain conditions and an automatic exercise requirement immediately prior to expiration.
The warrants provided that at any time following the earlier of (i) an event of default, as defined in the loan agreement, or repayment in full of the 2029 Senior Secured Term Loan and (ii) the sixth anniversary of the loan agreement, the lenders, had the right, but not the obligation, to require the Company to redeem any unexercised portion of the warrants for a purchase price equal to its fair value. The put right would terminate upon completion of a “Qualified IPO,” which is defined as an underwritten public offering by the Company of its common equity interests (a) that results in a publicly traded float of at least $500 million as of the date of the initial public offering and (b) where the aggregate primary and secondary offering proceeds, net of underwriting discounts and commissions, are at least $250 million.
The puttable warrants issued with debt were accounted for as a liability carried at fair value subject to remeasurement at each balance sheet date, with any change in the fair value recognized as a component of non-operating income (expense) in the condensed consolidated statements of operations. A portion of the 2029 Senior Secured Term Loan was attributed to the puttable warrants which at the time of issuance had been valued at $59.5 million. The initial fair value of the puttable warrants was recorded as a debt discount which was being amortized, together with debt issuance costs amounting to $5.8 million, to interest expense using the effective interest method over the life of the loan at an effective interest rate of 52.6%.
As of December 31, 2024, the fair value of the puttable warrants was determined to be $64.2 million, respectively. The Company determined the initial and subsequent fair value measurements of the warrant liability using a Black-Scholes valuation model. See Note 15 - Fair Value Measurement. The rights to put warrants terminated upon completion of the Company’s IPO in August 2025. Upon completion of the IPO, the outstanding puttable warrants issued with debt was remeasured at fair value and reclassified into additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025. See Note 17 - Equity.
In June 2025, the lenders and the Company entered into Amendment No. 1 to the 2029 Senior Secured Loan Agreement pursuant to which the lenders made an incremental term loan to the Company in the aggregate principal amount of $40 million on substantially the same terms as the 2029 Senior Secured Term Loan (“Incremental Term Loan”). The Incremental Term Loan had an interest at a rate of 12.90% per annum, was payable in cash and matured in August 2029. A portion of the proceeds from the Incremental Term Loan was used to fund the purchase price of the TISE Acquisition. The Company received net proceeds of $36.9 million after deducting upfront fees and lenders issuance costs. The Company incurred additional issuance costs of $3.0 million. The upfront fees together with debt issuance costs was being amortized using the effective interest method over the life of the loan at an effective interest rate of 17.0%.
On August 18, 2025, the Company used proceeds from the IPO to repay the entire outstanding balance of the 2029 Senior Secured Term Loan including the Incremental Term Loan in an aggregate principal amount of $140.0 million. The Company paid $178.4 million, including the outstanding interest payable of $2.5 million and a prepayment premium of $36.0 million. The Company recorded a loss on debt extinguishment of $107.7 million, which included the unamortized debt discount and issuance cost balance of $71.6 million, the prepayment premium of $36.0 million and legal expenses of $0.1 million.
The Company recognized $11.9 million and $1.8 million of interest expense related to the 2029 Senior Secured Term Loan during the nine months ended September 30, 2025 and 2024, respectively, including $2.8 million and $0.3 million related to the accretion of the debt discounts and deferred financing costs. The Company recognized $3.1 million and $1.8 million of interest expense related to the 2029 Senior Secured Term Loan during the three months ended September 30, 2025 and 2024, including $0.7 million and $0.3 million related to the accretion of the debt discounts and deferred financing costs, respectively.
Convertible loans
During 2021, the Company issued $56.2 million of convertible promissory notes to existing stockholders and third-party investors. The notes had a three-year term from the date of issuance and accrued interest at a fixed rate of 10% per annum; the principal and the unpaid interest due were convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $18.00 per share until maturity. The Company issued 100,000 warrants at an exercise price of $18.00 per share to the Prior Loan Agreement lender for providing consent for the issuance of the convertible notes. The fair value of the warrants was $0.2 million, which was recorded as debt discount and is being amortized over the term of the loan.
During the period ended March 31, 2024, the Company entered into conversion agreements with certain holders to convert $5.8 million of outstanding principal into 322,222 shares of common stock at a conversion price of $18.00. The Company incurred inducement expense of $0.2 million which represents the interest payable for the period post-conversion through original maturity. Inducement expense is recognized within other, net in the condensed consolidated statement of operations. The Company issued 5,557 shares for a fair value of $0.1 million and paid cash for the remaining $0.1 million. During the year ended December 31, 2024, the Company converted the remaining $50.4 million of outstanding principal into 2,797,222 shares of common stock at a conversion price of $18.00 per share.
During the year ended December 31, 2020, the Company issued a 9.5% convertible loan for $5.0 million to an existing stockholder due five years from the date of issuance. Interest is payable quarterly and the loan is convertible into the Company’s common stock at the option of the holder at a price of $16.00 per share. On issuance of the loan, the Company extended the maturity date of 1,807,847 warrants issued to the lender and its affiliates, and the change in the fair value of the warrants issued amounted to $0.6 million. Should the notes be converted at maturity, the lender will receive a beneficial conversion feature allowing the conversion at 75% of the lowest issue price. The Company recorded the beneficial conversion feature at its intrinsic value of $0.4 million. This was recorded as a debt discount and an addition to additional paid-in capital. On January 1, 2024, the unamortized discount of $0.1 million was charged to additional paid-in capital upon the adoption of ASU 2020-06.
The Company recognized interest expense amounting to $0.2 million and $0.4 million related to the convertible loans including amortization of debt discount and deferred financing cost of $0.1 million for both three months ended September 30, 2025 and 2024. The Company recognized interest expense amounting to $0.6 million and $2.8 million related to the convertible loans including amortization of debt discount and deferred financing cost of $0.1 and $0.3 million for the nine months ended September 30, 2025 and 2024, respectively
Notes Payable
In December 2023, the Company issued a $1.5 million promissory note at an interest rate of 8% to an existing shareholder due three years from the date of issuance. Interest is payable on a semi-annual basis in cash or shares of the Company’s common stock at the price of $20.50 per share at the option of the holder. The Company issued 7,408 warrants to purchase common stock at an exercise price of $20.50 per share to the lender. The fair value of the warrants issued was immaterial, which was recorded as debt discount and is being amortized over the term of the loan. Interest expense and the amortization of debt discount was immaterial both the three months ended September 30, 2025 and 2024 and $0.1 million for both the nine months ended September 30, 2025 and 2024.
The future expected loan repayment related to the senior secured term loan, notes payable and convertible loans as of September 30, 2025 are as follows (in thousands):

Remainder of 2025	$5,000
2026	1,519
2027 and thereafter	—
6,519
Less: Unamortized debt discount and debt issuance costs	(56)
Total	$6,463
Interest expense recognized on the senior secured term loans, convertible loans and notes payable, included in interest expense and amortization of debt issuance cost in the condensed consolidated statements of operations, for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Three months ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Component of interest expense:
Contractual interest	$2,589	$1,746	$9,689	$7,547
Amortization of debt discount and issuance cost and beneficial conversion factor	772	393	2,973	1,914
Interest expense	$3,361	$2,139	$12,662	$9,461
Lines of Credit
As of September 30, 2025, MIAX Futures maintained two unsecured revolving lines of credit with a bank, one for $6.0 million and another for $4.0 million. Both unsecured lines of credit expire on December 31, 2025. Borrowings bear interest at the bank’s prime rate less 0.25% (effective rate of 7.00% as of September 30, 2025 and 7.25% as of December 31, 2024) and have an annual commitment fee of 0.40%. MIAX Futures also maintained a secured line of credit with another bank for $40 million which will expire on July 28, 2026. The secured line of credit carries an interest at the bank’s prime rate of 7.25% as of September 30, 2025 and 7.50% as of December 31, 2024, and an annual commitment fee of 0.25% through July 2026. At September 30, 2025 and December 31, 2024, there were no amounts outstanding on any lines of credit.
No interest expense was incurred related to the above lines of credit for the three months and the nine months ended September 30, 2025 and 2024. MIAX Futures is required to maintain certain financial minimums and restrictions. MIAX Futures complied with all such covenants as of September 30, 2025.
As of September 30, 2025, Dorman Trading maintained an unsecured revolving line of credit for $10.0 million at an interest rate equal to the bank’s prime rate. If the loans are not repaid when due, the interest rate would be determined by adding 3.0% to the prime rate. There was no amount outstanding as of September 30, 2025 and December 31, 2024 and Dorman Trading did not incur any interest expense during the three months and nine months ended September 30, 2025 and 2024.